Leases (Details)	12 Months Ended
Dec. 31, 2022 CNY (¥)
Minimum [Member]
Leases (Details) [Line Items]
Lease term consideration	¥ 0
Maximum [Member]
Leases (Details) [Line Items]
Lease term consideration	¥ 100